ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31, 2023	December 31, 2022
Trade receivables	$180,989	$161,373
Less: allowance for credit losses	(9,720)	(12,664)
Total	$171,269	$148,709

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at December 31, 2023, and December 31, 2022 were $181.0 million and $161.4 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Allowance for credit losses at beginning of period	$(12,664)	$(2,052)	$(1,722)
CECL Accounting Standard Adoption (Note 3)	-	(2,773)	-
(Increase) decrease to allowance for the period	410	(8,185)	(769)
(Recovery) write-off of credit losses	2,534	346	439
Allowance for credit losses at end of period	$(9,720)	$(12,664)	$(2,052)

The Company’s allowance for credit losses at December 31, 2023 and 2022, includes $7.2 million and $9.4 million respectively related to the application of the CECL accounting standard.